Expense Example, No Redemption {- Investment Grade Bond II Portfolio} - NF_02.28 VIP Investment Grade Bond II Portfolio Investor PRO-01 - Investment Grade Bond II Portfolio - Investor Class	May 26, 2022 USD ($)
Expense Example, No Redemption:
1 Year	$ 46
3 Years	$ 144